WARRANTS (Details Textual) (USD $)	1 Months Ended		6 Months Ended		6 Months Ended		6 Months Ended		6 Months Ended
	Feb. 21, 2014	Jun. 30, 2014	Jun. 30, 2014 Hawk Associates Inc [Member]	Apr. 21, 2010 Hawk Associates Inc [Member]	Jun. 30, 2014 Anderson Strudwick Incorporated [Member]	Apr. 21, 2010 Anderson Strudwick Incorporated [Member]	Jun. 30, 2014 Firs Trust Group, Inc [Member]	Jan. 10, 2012 Firs Trust Group, Inc [Member]	Jun. 30, 2014 FT Global Capital [Member]	Jun. 30, 2014 Institutional Investors [Member]
Class of Warrant or Right [Line Items]
Warrants Issued for Services				7,500		150,000		100,000	73,470	220,410
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price (in dollars per share)										$ 11.86
Stock Issued During Period, Shares, New Issues	734,700									734,700
Share Price										$ 9.12
Class of Warrant or Right, Outstanding		551,380
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 11.86		$ 9.60		$ 10.00		$ 4.00		$ 11.86	$ 11.86
Warrant Expiration Term			5 years		5 years		5 years		3 years 6 months	3 years 6 months